Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Expenses by Nature and Function

The table below provides the required additional information about expenses by nature and function as of the indicated dates:

	12.31.18	12.31.17
Fees and Compensation for Services	1,216,542	518,772
Directors’ and Syndics’ Fees	174,191	134,483
Advertising and Publicity	1,278,061	1,237,729
Taxes	3,369,396	3,522,967
Maintenance and Repairs	1,415,585	1,035,880
Electricity and Communications	961,421	920,058
Entertainment and Transportation Expenses	102,326	130,526
Stationery and Office Supplies	210,613	201,747
Rentals	826,357	738,382
Administrative Services Hired	1,293,996	1,286,759
Security	558,520	624,814
Insurance	454,476	455,360
Others	4,217,670	3,616,080

Total	16,079,154	14,423,557